SPDR® Series Trust

One Iron Street

Boston, MA 02210

September 14, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)
File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information (“SAI”) for the SPDR Portfolio S&P Sector Neutral Dividend ETF, a series of the above-referenced Registrant do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 310 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 11, 2023 with a designated effective date of September 11, 2023 (Accession No. 0001193125-23-231685).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr. Assistant Secretary

Cc:	W. John McGuire, Esq.